Investments in equity accounted associates - Fair values of the identifiable assets and liabilities on provisional basis - Castcrown Ltd (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Property and equipment	$ 1,371		$ 1,352		$ 171
Intangible assets	17,144		266		76
Trade and other receivables	48,625		45,087		32,974
Cash and cash equivalents	83,704		142,802	$ 99,912	84,557	$ 17,565	$ 3,073
Total assets	371,715		312,983		211,554
Liabilities
Trade and other payables	(33,356)		(26,573)		(17,214)
Tax liability	(3,194)		(814)		(306)
Long-term loans						$ (45)
Liabilities	(510,662)		(474,031)		$ (313,462)
Goodwill	$ (48,714)		$ (1,501)
Castcrown Ltd
Assets
Property and equipment		$ 4
Intangible assets		3,986
Trade and other receivables		498
Cash and cash equivalents		669
Loans receivable - current		121
Total assets		5,278
Liabilities
Trade and other payables		(913)
Tax liability		(219)
Long-term loans		(316)
Liabilities		(1,448)
Total identifiable net assets at fair value		(3,830)
Goodwill		(2,673)
Purchase consideration transferred		2,970
Derivative asset arising from call option		$ (3,745)